CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations
Revenue
Expenses
General and administrative expenses	333,682	83,358	601,703	144,230	614,729	628,545	229,539
Total operating expenses	333,682	83,358	601,703	144,230	614,729	628,545	229,539
Net loss from continuing operations	(333,682)	(83,358)	(601,703)	(144,230)	(614,729)	(628,545)	(229,539)
Discontinued operations
Income/(loss) from discontinued operations							(14,420)
Gain on disposal of oil and gas properties				49,338		49,338
Loss on disposal of subsidiary (Fostung)					(453,581)	(453,581)
Gain (Loss) on discontinued operations				49,338	(453,581)	(404,243)	(14,420)
Net loss	$ (333,682)	$ (83,358)	$ (601,703)	$ (94,892)	$ (1,068,310)	$ (1,032,788)	$ (243,959)
Earnings per share - basic and diluted
Loss per common share continuing operations	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00		$ (0.01)	$ 0
Income (loss) per common share discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ (0.01)	$ 0
Loss per common share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00		$ (0.02)	$ 0
Weighted average shares outstanding	66,575,122	63,075,122	66,575,122	63,075,122		63,401,149	63,075,122